Finance Costs, Net - Components of Finance Costs, Net, Include Other Finance Costs (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Material income and expense [abstract]
Net losses (gains) due to changes in foreign currency exchange rates	$ 141	$ (74)
Net losses on derivative instruments	34	23
Losses from redemption of debt securities	26
Other	2	1
Other finance costs (income)	$ 203	$ (50)